Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FIRST EAGLE FUNDS
Entity Central Index Key	0000906352
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	May 15, 2026